VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Revenue	¥ 42,069,270	$ 5,763,466	¥ 45,256,672
Operating expenses	40,254,584	5,514,854	34,907,808
Net loss	20,588,329	2,820,588	22,554,022
VIE
Variable Interest Entity [Line Items]
Revenue	42,069,270	5,763,466	45,256,672	$ 6,200,139
Operating expenses	26,163,114	3,584,332	21,646,029	2,965,494
Net loss	¥ 12,484,924	$ 1,710,428	¥ 6,890,440	$ 943,986